Leases (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Leases [Line Items]
Semi annual rent payable	€ 214
Lease liability	33,744
Payment of lease liabilities	60
Right-of-Use Asset [Member]
Leases [Line Items]
Lease liability	€ 7,375
Ellomay Solar Italy One Srl [Member]
Leases [Line Items]
Operating lease agreement term	31 years
Lease liability	€ 7,375